STOCK OPTION PLAN (Tables)	6 Months Ended
Jun. 30, 2012
Text Block [Abstract]
Plan activity

A summary of the Plan activity for the six months ended June 30, 2012 is as follows:

	Number of shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding - January 1, 2012	150,152	$9.68
Granted	4,975,000	0.73
Exercised	-
Cancelled/Forfeited	(625,000)	0.64
Outstanding - June 30, 2012	4,500,152	$1.03	5.26	$75,000
Exercisable - June 30, 2012	1,053,402	$1.97	5.78	$15,885
Vested and expected to vest - June 30, 2012	4,155,477	$1.06	5.27	$70,625

Fair value per share

The table below illustrates the fair value per share determined by the Black-Scholes-Merton option pricing model with the following assumptions used for the grants issued to employees and directors during the six months ended June 30, 2012:

Six Months Ended June 30, 2012
Weighted-average fair value of options granted	$0.64
Expected terms (in years)	3-5.5
Expected volatility	219-360%
Risk-free interest rate	0.36-1.03%
Dividend yield	-

The table below illustrates the fair value per share determined by the Black-Scholes-Merton option pricing model with the following assumptions used for the grants issued to consultants during the six months ended June 30, 2012:

Six Months Ended June 30,2012
Weighted-average fair value of options granted	$0.68
Expected terms (in years)	4.83-5.00
Expected volatility	306% - 361%
Risk-free interest rate	0.62%-1.03%
Dividend yield	-